COMMITMENTS AND CONTINGENCY - Leases Commitment (Details) - Jun. 30, 2026	CNY (¥)	USD ($)
Leases Commitment
Total leases commitment	¥ 6,430,051	$ 947,672
Office Leases Commitment
Leases Commitment
2027	411,635	60,667
2028	434,272	64,004
2029	334,788	49,342
Total leases commitment	¥ 1,180,695	$ 174,013